Harbor Small Cap Growth Fund
Harbor Small Cap Growth Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Small Cap Growth Fund		Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%	0.25%	none
Other Expenses	[1]	0.11%	0.11%	0.23%	0.06%
Total Annual Fund Operating Expenses	[1]	0.86%	1.11%	1.23%	0.81%
[1]	Restated to reflect current fees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example - Harbor Small Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	87	273	475	1,057
Administrative Class	113	352	610	1,348
Investor Class	125	389	674	1,485
Retirement Class	82	258	448	998

Expense Example, No Redemption - Harbor Small Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	87	273	475	1,057
Administrative Class	113	352	610	1,348
Investor Class	125	389	674	1,485
Retirement Class	82	258	448	998

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 78%.
Principal Investment Strategy
Principal Style Characteristics: Small cap growth stocks demonstrating consistent or accelerating earnings growth

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2015, the range of the Index was $19 million to $6.5 billion, but it is expected to change frequently.

The Subadviser uses a bottom-up approach by first identifying companies that meet the Subadviser’s strict fundamental criteria and then performing a qualitative review on each identified company to select companies for inclusion in the Fund’s portfolio. This means that the Subadviser’s individual stock selections primarily determine the Fund’s sector weightings. The Subadviser’s research also may include initial personal interviews and continuing contacts with company management.

In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes possess the following characteristics:
  Accelerating earnings growth
  Strong balance sheet
  Attractive valuation as measured by price/earnings to growth ratio
In addition, the Subadviser prefers companies that it believes possess the following qualitative characteristics:
  Superior company management
  Significant insider ownership
  Unique market position and broad market opportunities
  Solid financial controls and accounting
Under normal market conditions, the Fund expects to invest in approximately 60 to 80 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.58%	Q2 2009
Worst Quarter	-26.85%	Q4 2008

Average Annual Total Returns — As of December 31, 2015
Average Annual Total Returns - Harbor Small Cap Growth Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Class		(1.31%)	10.34%	8.52%	8.16%	Nov. 01, 2000
Institutional Class | After Taxes on Distributions		(4.05%)	7.64%	6.72%		Nov. 01, 2000
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		1.50%	7.97%	6.82%		Nov. 01, 2000
Administrative Class		(1.52%)	10.08%	8.26%	10.42%	Nov. 01, 2002
Investor Class		(1.74%)	9.91%	8.10%	10.25%	Nov. 01, 2002
Retirement Class	[1]	(1.31%)	10.34%	8.52%	8.16%	Mar. 01, 2016
Russell 2000® Growth (reflects no deduction for fees, expenses or taxes)		(1.38%)	10.67%	7.95%	4.98%	Nov. 01, 2000
[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.